CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Common Shares KRW (₩) shares	Common Shares USD ($) shares	Additional Paid-in Capital KRW (₩)	Additional Paid-in Capital USD ($)	Retained Earnings (Accumulated deficit). KRW (₩)	Retained Earnings (Accumulated deficit). USD ($)	Accumulated Other Comprehensive Income (Loss) KRW (₩)	Accumulated Other Comprehensive Income (Loss) USD ($)	Non-Controlling Interest in Subsidiaries KRW (₩)	Non-Controlling Interest in Subsidiaries USD ($)
Beginning Balance at Dec. 31, 2012	₩ 90,078		₩ 3,474		₩ 75,395		₩ 7,699		₩ 3,001		₩ 509
Beginning Balance (in shares) at Dec. 31, 2012 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(1,327)								(1,327)
Net loss	(19,751)						(18,588)				(1,163)
Changes in ownership interest in subsidiaries					(319)						319
Ending Balance at Dec. 31, 2013	69,000		₩ 3,474		75,076		(10,889)		1,674		(335)
Ending Balance (in shares) at Dec. 31, 2013 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(153)								(153)
Net loss	(20,999)						(20,907)				(92)
Ending Balance at Dec. 31, 2014	47,848	$ 40,920	₩ 3,474	$ 2,971	75,076	$ 64,208	(31,796)	$ (27,194)	1,521	$ 1,301	(427)	$ (366)
Ending Balance (in shares) at Dec. 31, 2014 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(827)	(707)							(827)	(707)
Net loss	(17,029)	(14,563)					(16,965)	(14,508)			(64)	(55)
Ending Balance at Dec. 31, 2015	₩ 29,992	$ 25,650	₩ 3,474	$ 2,971	₩ 75,076	$ 64,208	₩ (48,761)	$ (41,702)	₩ 694	$ 594	₩ (491)	$ (421)
Ending Balance (in shares) at Dec. 31, 2015 | shares			6,948,900	6,948,900